COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expenses

		Year Ended December 31,
Lease cost	Classification	2020
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$844,671
Interest on lease liabilities	Interest expense	1,618,331
Net lease cost		$2,463,002

Lease Term and Discount Rate	December 31, 2020
Weighted-average remaining lease term (years)
Operating leases	20
Weighted-average discount rate (%)
Operating leases	7.11%

Year Ended December 31,
Other information	2020
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,017,891

Schedule of future minimum payments required under the operating lease

USD
Year ended December 31,
2021	$2,593,855
2022	1,815,179
2023	2,184,529
2024	1,768,723
2025	1,875,706
2026 and later	30,952,728
Total minimum lease payments	41,190,720
Less: Amount representing interest	(18,687,222)
Present value of net minimum lease payments	$22,503,498
Current portion	1,092,797
Non-current portion	21,410,701